Finance income (Tables)	12 Months Ended
Dec. 31, 2020
Finance income [Abstract]
Finance income
	2020 £’000	2019 £’000	2018 £’000
Bank interest on cash and cash equivalents	668	1,386	550
Interest on short-term deposits	-	-	272
Gain on entering into sub-leases on leasehold properties	215	115	-
Interest on investment in sub-lease	38	9	-
Gain from change in fair value of derivative liability	1,287	-	-
Gain from change in fair value of derivative asset	-	-	318
	2,208	1,510	1,140